BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (94.8%) AUSTRALIA (1.1%) CONSUMER NON-CYCLICAL
119,012	CSL, Ltd.	$24,690,706
	Total Australia	24,690,706

	BERMUDA (3.1%) CONSUMER NON-CYCLICAL
826,395	IHS Markit, Ltd.	71,962,477
	Total Bermuda	71,962,477

	CANADA (6.3%) CONSUMER CYCLICAL
2,323,532	Alimentation Couche-Tard, Inc. (Class B)	70,933,658
	TECHNOLOGY
61,955	Constellation Software, Inc.	75,547,757
115,225	Topicus.com, Inc.[1]	434,049
		75,981,806
	Total Canada	146,915,464

	CAYMAN ISLANDS (1.1%) COMMUNICATIONS
462,812	Alibaba Group Holding, Ltd.[1]	14,771,921
132,945	Tencent Holdings, Ltd.	11,638,564
	Total Cayman Islands	26,410,485

	FRANCE (8.9%) CONSUMER CYCLICAL
46,941	LVMH Moet Hennessy Louis Vuitton SE	28,341,498
	CONSUMER NON-CYCLICAL
69,239	L'Oreal S.A.	24,268,956
196,455	Pernod Ricard S.A.	37,076,237
		61,345,193
	INDUSTRIALS
527,968	Safran S.A.[1]	66,579,957
560,036	Thales S.A.	50,328,457
		116,908,414
	Total France	206,595,105

	GERMANY (8.7%) CONSUMER CYCLICAL
24,970	Adidas AG1	7,936,577
	CONSUMER NON-CYCLICAL
431,206	Fresenius SE & Co. KGaA	19,244,160
320,900	Merck KGaA	53,624,572
		72,868,732

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) GERMANY (continued) FINANCIALS
219,343	Deutsche Boerse AG	$35,354,433
	TECHNOLOGY
681,141	SAP SE	86,704,788
	Total Germany	202,864,530

	HONG KONG (3.0%) FINANCIALS
5,665,025	AIA Group, Ltd.	69,411,129
	Total Hong Kong	69,411,129

	IRELAND (3.4%) INDUSTRIALS
1,590,000	CRH, Plc.	65,478,288
	TECHNOLOGY
55,900	Accenture, Plc. (Class A)	13,523,328
	Total Ireland	79,001,616

	JAPAN (7.9%) CONSUMER CYCLICAL
79,160	Nintendo Co., Ltd.	45,789,392
143,467	Shimano, Inc.	33,685,539
		79,474,931
	CONSUMER NON-CYCLICAL
821,032	Shiseido Co., Ltd.	53,924,582
	INDUSTRIALS
38,464	Keyence Corp.	20,709,164
	TECHNOLOGY
164,735	Obic Co., Ltd.	30,859,575
	Total Japan	184,968,252

	JERSEY (5.2%) CONSUMER NON-CYCLICAL
1,987,562	Experian, Plc.	69,631,329
	TECHNOLOGY
1,742,184	Clarivate, Plc.[1]	50,418,805
	Total Jersey	120,050,134

	MEXICO (1.3%) CONSUMER NON-CYCLICAL
445,525	Fomento Economico Mexicano SAB de CV ADR	30,317,976
	Total Mexico	30,317,976

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) NETHERLANDS (6.8%) CONSUMER NON-CYCLICAL
15,202	Adyen NV1,2	$31,674,889
274,791	Heineken NV	28,623,324
731,952	Koninklijke Philips NV1	39,890,407
		100,188,620
	TECHNOLOGY
107,275	ASML Holding NV	57,113,510
	Total Netherlands	157,302,130

	SOUTH KOREA (2.8%) CONSUMER NON-CYCLICAL
46,682	LG Household & Health Care, Ltd.	65,047,199
	Total South Korea	65,047,199

	SPAIN (3.8%) CONSUMER NON-CYCLICAL
626,543	Amadeus IT Group S.A.[1]	39,658,946
1,622,297	Grifols S.A.	47,836,557
	Total Spain	87,495,503

	SWEDEN (3.8%) COMMUNICATIONS
4,451,430	Telefonaktiebolaget LM Ericsson (Class B)	56,365,449
	INDUSTRIALS
1,276,922	Assa Abloy AB (Class B)	31,688,737
	Total Sweden	88,054,186

	SWITZERLAND (8.9%) CONSUMER CYCLICAL
286,723	Cie Financiere Richemont S.A.	26,642,234
	CONSUMER NON-CYCLICAL
1,184,692	Alcon, Inc.[1]	84,978,139
120,212	Nestle S.A.	13,467,698
		98,445,837
	FINANCIALS
79,949	Chubb, Ltd.	11,646,171
23,586	Partners Group Holding AG	27,899,235
		39,545,406
	INDUSTRIALS
156,632	Sika AG	42,600,181
	Total Switzerland	207,233,658

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Shares/
Units			Value
	COMMON STOCK (continued)
	TAIWAN (2.0%)
	TECHNOLOGY
378,023	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		$45,937,355
	Total T aiwan		45,937,355

	UNITED KINGDOM (9.9%)
	CONSUMER NON-CYCLICAL
529,674	Reckitt Benckiser Group, Plc.		45,056,317
1,686,943	RELX, Plc.		41,913,525
			86,969,842
	FINANCIALS
35,160,014	Melrose Industries, Plc.[1]		81,165,695
3,891,967	Prudential, Plc.		62,495,766
			143,661,461
	Total United Kingdom		230,631,303

	UNITED STATES (6.9%)
	CONSUMER NON-CYCLICAL
535,396	PerkinElmer, Inc.		78,740,690
	TECHNOLOGY
656,490	Fidelity National Information Services, Inc.		81,050,255
	Total United States		159,790,945
	Total Common Stock
	(Cost $1,798,090,772)		2,204,680,153

	REGISTERED INVESTMENT COMPANIES (1.1%)
25,950,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities
	Portfolio, Institutional Share Class		25,950,000
	Total Registered Investment Companies
	(Cost $25,950,000)		25,950,000

	WARRANTS (0.0%)
	SWITZERLAND (0.0%)
573,446	Cie Financiere Richemont S.A., expires 09/13/2023.[1]		186,706
	Total Switzerland		186,706
	Total Warrants
	(Cost $–)		186,706

TOTAL INVESTMENTS (Cost $1,824,040,772)[3]		95.9%	$2,230,816,859
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		4.1%	95,971,470
NET ASSETS		100.00%	$2,326,788,329

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2021 was $31,674,889 or 1.4% of net assets.
[3]	The aggregate cost for federal income tax purposes is $1,824,040,772, the aggregate gross unrealized appreciation is $438,666,691 and the aggregate gross unrealized depreciation is $31,890,604, resulting in net unrealized appreciation of $406,776,087.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Common Stock:
Australia	$–	$24,690,706	$–	$24,690,706
Bermuda	71,962,477	–	–	71,962,477
Canada	–	146,915,464	–	146,915,464
Cayman Islands	–	26,410,485	–	26,410,485
France	–	206,595,105	–	206,595,105
Germany	–	202,864,530	–	202,864,530
Hong Kong	–	69,411,129	–	69,411,129
Ireland	13,523,328	65,478,288	–	79,001,616
Japan	–	184,968,252	–	184,968,252
Jersey	50,418,805	69,631,329	–	120,050,134
Mexico	30,317,976	–	–	30,317,976
Netherlands	–	157,302,130	–	157,302,130
South Korea	–	65,047,199	–	65,047,199
Spain	–	87,495,503	–	87,495,503
Sweden	–	88,054,186	–	88,054,186
Switzerland	11,646,171	195,587,487	–	207,233,658
Taiwan	45,937,355	–	–	45,937,355
United Kingdom	–	230,631,303	–	230,631,303
United States	159,790,945	–		159,790,945
Registered Investment Companies:
United States .	25,950,000	–	–	25,950,000
Warrants:
Switzerland	–	186,706	–	186,706
Investments, at value	$409,547,057	$1,821,269,802	$–	$2,230,816,859

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.